Note 41 - Gains (losses) on financial assets and liabilities (net) and Exchange Differences - Gains or losses on financial assets and liabilities and exchange differences. Breakdown by heading of the balance sheet (Details) - EUR (€)
	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Gains Or Losses on Financial Assets And Liabilities And Exchanges Differences
Total Gains or losses on derecognition of financial assets and liabilities not measured at fair value through profit or loss net ( Income Statement)	€ 239,000,000	€ 216,000,000	€ 985,000,000
Available-for-sale, gains (losses) on derecognition of financial instruments not measured at fair value	65,000,000	51,000,000	133,000,000
Other, Gains or Losses arising from derecognition of financial assets measured at amortised cost	173,000,000	164,000,000	852,000,000
Gains or losses on financial assets and liabilities held for trading, net (Income Statement)	451,000,000	707,000,000	218,000,000
Reclassification of financial assets from fair value through other comprehensive income	0	0
Reclassification of financial assets from amortized cost	0	0
Other gains or losses on financial assets and liabilties held for trading	451,000,000	707,000,000
Gains losses on non trading financial assets at fair value through profit or loss	143,000,000	96,000,000
Reclassification of financial assets from fair value through other comprehensive income	0	0
Reclassification of financial assets from amortized cost	0	0
Other Gains Or Losses on financial assets and liabilities at fair value through profit or loss	143,000,000	96,000,000
Gains or losses on financial assets and liabilities designated at fair value through profit or loss net (Income Statement)	(94,000,000)	143,000,000	(56,000,000)
Gains or losses from hedge accounting net (Income Statement)	59,000,000	72,000,000	(209,000,000)
Total Gains (losses) on financial assets and liabilities (net)	798,000,000	1,234,000,000	938,000,000
Exchange differences (Income Statement)	586,000,000	(9,000,000)	1,030,000,000
Total gains (losses) on financial instruments and exchange differences	€ 1,383,000,000	€ 1,223,000,000	€ 1,968,000,000